Equity (CenterPoint Energy) (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Dividends Declared [Table Text Block]
CenterPoint Energy declared dividends on its Common Stock during 2019, 2018 and 2017 as presented in the table below:

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
October 17, 2019	November 21, 2019	December 12, 2019	$0.2875	$144
July 31, 2019	August 15, 2019	September 12, 2019	0.2875	145
April 25, 2019	May 16, 2019	June 13, 2019	0.2875	144
Total 2019			$0.8625	$433

December 12, 2018	February 21, 2019	March 14, 2019	$0.2875	$144
October 23, 2018	November 15, 2018	December 13, 2018	0.2775	139
July 26, 2018	August 16, 2018	September 13, 2018	0.2775	120
April 26, 2018	May 17, 2018	June 14, 2018	0.2775	120
Total 2018			$1.1200	$523

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
December 13, 2017	February 15, 2018	March 8, 2018	$0.2775	$120
October 25, 2017	November 16, 2017	December 8, 2017	0.2675	116
July 27, 2017	August 16, 2017	September 8, 2017	0.2675	115
April 27, 2017	May 16, 2017	June 9, 2017	0.2675	115
January 5, 2017	February 16, 2017	March 10, 2017	0.2675	115
Total 2017			$1.3475	$581

CenterPoint Energy declared dividends on its Series A Preferred Stock during 2019 and 2018 as presented in the table below:

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
July 31, 2019	August 15, 2019	September 3, 2019	$30.6250	$24
Total 2019			$30.6250	$24

December 12, 2018	February 15, 2019	March 1, 2019	$32.1563	$26
Total 2018			$32.1563	$26

CenterPoint Energy declared dividends on its Series B Preferred Stock during 2019 and 2018 as presented in the table below:

Declaration Date	Record Date	Payment Date	Per Share	Total (in millions)
October 17, 2019	November 15, 2019	December 2, 2019	$17.5000	$17
July 31, 2019	August 15, 2019	September 3, 2019	17.5000	17
April 25, 2019	May 15, 2019	June 3, 2019	17.5000	17
Total 2019			$52.5000	$51

December 12, 2018	February 15, 2019	March 1, 2019	$17.5000	$17
October 23, 2018	November 15, 2018	December 1, 2018	11.6667	11
Total 2018			$29.1667	$28

There were no Series A Preferred Stock or Series B Preferred Stock outstanding or dividends declared in 2017.

Dividend Requirement on Preferred Stock

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Series A Preferred Stock	$49	$18	$—
Series B Preferred Stock	68	17	—
Total preferred stock dividend requirement	$117	$35	$—

Convertible Debt [Table Text Block]
The following table illustrates the conversion rate per share of the Series B Preferred Stock, subject to certain anti-dilution adjustments:

Applicable Market Value of the Common Stock	Conversion Rate per Share of Series B Preferred Stock
Greater than $32.6990 (threshold appreciation price)	30.5820 shares of Common Stock
Equal to or less than $32.6990 but greater than or equal to $27.2494	Between 30.5820 and 36.6980 shares of Common Stock, determined by dividing $1,000 by the applicable market value
Less than $27.2494 (initial price)	36.6980 shares of Common Stock

The following table illustrates the conversion rate per depositary share, subject to certain anti-dilution adjustments:

Applicable Market Value of the Common Stock	Conversion Rate per Depository Share
Greater than $32.6990 (threshold appreciation price)	1.5291 shares of Common Stock
Equal to or less than $32.6990 but greater than or equal to $27.2494	Between 1.5291 and 1.8349 shares of Common Stock, determined by dividing $50 by the applicable market value
Less than $27.2494 (initial price)	1.8349 shares of Common Stock

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in accumulated other comprehensive loss (gain) consist of the following:

	December 31,
	2019			2018
	Pension Benefits	Postretirement Benefits		Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	CERC	CenterPoint Energy	CenterPoint Energy	CERC
	(in millions)
Unrecognized actuarial loss (gain)	$105	$(16)	$(12)	$109	$(7)	$(3)
Unrecognized prior service cost	—	7	7	1	5	5
Deferred tax benefit	—	—	—	—	—	(9)
Net amount recognized in accumulated other comprehensive loss (gain)	$105	$(9)	$(5)	$110	$(2)	$(7)

Changes in accumulated comprehensive income (loss) are as follows:

	Year Ended December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Beginning Balance	$(108)	$(14)	$5	$(68)	$—	$6
Other comprehensive income (loss) before reclassifications:
Remeasurement of pension and other postretirement plans	7	—	7	(19)	—	1
Deferred loss from interest rate derivatives (1)	(3)	(1)	—	(19)	(18)	(1)
Reclassified to earnings	1	—	—	—	—	—
Other comprehensive loss from unconsolidated affiliates	(1)	—	—	—	—	—
Amounts reclassified from accumulated other comprehensive loss:
Prior service cost (2)	1	—	—	1	—	1
Actuarial losses (2)	8	—	—	6	—	—
Tax benefit (expense)	(3)	—	(2)	6	4	(1)
Net current period other comprehensive income (loss)	10	(1)	5	(25)	(14)	—
Adoption of ASU 2018-02	—	—	—	(15)	—	(1)
Ending Balance	$(98)	$(15)	$10	$(108)	$(14)	$5

(1)
Gains and losses are reclassified from Accumulated other comprehensive income into income when the hedged transactions affect earnings. The reclassification amounts are included in Interest and other finance charges in each of the Registrant’s respective Statements of Consolidated Income. Amounts are $1 million and less than $1 million for the years ended December 31, 2019 and 2018, respectively.

(2)
Amounts are included in the computation of net periodic cost and are reflected in Other, net in each of the Registrants’ respective Statements of Consolidated Income.